Property, Plant And Equipment, Net - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 3,606	$ 2,620	$ 3,645
Impairment of long-lived assets	$ 0	0	$ 30
Short term Loan		$ 14,734			$ 21,402
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Property, Plant and Equipment [Line Items]
Carrying value of the pledged property					3,836
Short term Loan				¥ 20	3,087
Loan fully repaid period	2016-02
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Property, Plant and Equipment [Line Items]
Carrying value of the pledged property					22,866
Short term Loan					7,200
Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Property, Plant and Equipment [Line Items]
Carrying value of the pledged property					$ 2,783